Long-Term Debt and Other Financing Arrangements	12 Months Ended
May 31, 2014
Long-Term Debt and Other Financing Arrangements [Abstract]
Long-term Debt and Other Financing Arrangements

NOTE 6: LONG-TERM DEBT AND OTHER FINANCING ARRANGEMENTS

The components of long-term debt (net of discounts), along with maturity dates for the years subsequent to May 31, 2014, are as follows (in millions):

		May 31,
		2014	2013
Senior unsecured debt:
Interest Rate %	Maturity
7.38	2014	$-	$250
8.00	2019	750	750
2.625	2023	499	499
2.70	2023	249	249
4.00	2024	749	-
4.90	2034	499	-
3.875	2043	493	493
4.10	2043	499	499
5.10	2044	749	-
7.60	2098	239	239
Total senior unsecured debt		4,726	2,979
Capital lease obligations		11	11
		4,737	2,990
Less current portion		1	251
		$4,736	$2,739

Interest on our fixed-rate notes is paid semi-annually. Long-term debt, exclusive of capital leases, had estimated fair values of $5.0 billion at May 31, 2014 and $3.2 billion at May 31, 2013. The estimated fair values were determined based on quoted market prices and the current rates offered for debt with similar terms and maturities. The fair value of our long-term debt is classified as Level 2 within the fair value hierarchy. This classification is defined as a fair value determined using market-based inputs other than quoted prices that are observable for the liability, either directly or indirectly.

We have a shelf registration statement filed with the Securities and Exchange Commission that allows us to sell, in one or more future offerings, any combination of our unsecured debt securities and common stock.

In January 2014, we issued $2 billion of senior unsecured debt under our current shelf registration statement, comprised of $750 million of 4.00% fixed-rate notes due in January 2024, $500 million of 4.90% fixed-rate notes due in January 2034 and $750 million of 5.10% fixed-rate notes due in January 2044. Interest on these notes is paid semiannually. We utilized the net proceeds to make payments under the ASR agreements discussed in Note 1. During 2014, we repaid our $250 million 7.38% senior unsecured notes that matured on January 15, 2014.

A $1 billion revolving credit facility is available to finance our operations and other cash flow needs and to provide support for the issuance of commercial paper. The revolving credit agreement expires in March 2018. The agreement contains a financial covenant, which requires us to maintain a leverage ratio of adjusted debt (long-term debt, including the current portion of such debt, plus six times our last four fiscal quarters' rentals and landing fees) to capital (adjusted debt plus total common stockholders' investment) that does not exceed 70%. Our leverage ratio of adjusted debt to capital was 57% at May 31, 2014. We believe the leverage ratio covenant is our only significant restrictive covenant in our revolving credit agreement. Our revolving credit agreement contains other customary covenants that do not, individually or in the aggregate, materially restrict the conduct of our business. We are in compliance with the leverage ratio covenant and all other covenants of our revolving credit agreement and do not expect the covenants to affect our operations, including our liquidity or expected funding needs. As of May 31, 2014, no commercial paper was outstanding, and the entire $1 billion under the revolving credit facility was available for future borrowings.

We issue other financial instruments in the normal course of business to support our operations, including standby letters of credit and surety bonds. We had a total of $538 million in letters of credit outstanding at May 31, 2014, with $149 million unused under our primary $500 million letter of credit facility, and $531 million in outstanding surety bonds placed by third-party insurance providers. These instruments are required under certain U.S. self-insurance programs and are also used in the normal course of international operations. The underlying liabilities insured by these instruments are reflected in our balance sheets, where applicable. Therefore, no additional liability is reflected for the letters of credit and surety bonds themselves.